Income Taxes (Tables)	3 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	Composition of deferred tax income and social contribution
	March 31, 2026	December 31, 2025
Deferred income taxes assets	539,593	547,014
Deferred income taxes liabilities	(1,199,170)	(1,169,300)
	(659,577)	(622,286)

Schedule of Deferred Tax Income and Social Contribution
	Balance at January 1, 2026	Income statement	Exchange variation	Other adjustments(1)	Balance at March 31, 2026
Tax loss and negative social contribution base	684,003	37,667	24,147	—	745,817
Expected credit losses on trade accounts receivable	40,098	(12,618)	822	—	28,302
Provision for contingences	81,251	(3,264)	3,757	—	81,744
Fair Value Adjustment	(171,114)	52,415	(3,532)	—	(122,231)
Tax credits - Foreign subsidiaries	4,062	57	(31)	—	4,088
Share-based payment	—	7,956	57	—	8,013
Provision for Work Accident Insurance - Foreign Subsidiaries	12,805	2,337	—	—	15,142
Pension Plan - Foreign Subsidiaries	2,451	41	2	254	2,748
Trade accounts payable accrual	273,051	(14,761)	3,184	—	261,474
Interest Portion to be Deductible	320,200	21,186	—	—	341,386
Right of use assets	31,567	2,498	1,147	—	35,212
Goodwill amortization	(847,103)	(50,647)	(39,849)	—	(937,599)
Business Combinations	(491,382)	11,087	(665)	—	(480,960)
Inventory Valuation	(53,021)	(53,692)	3,676	—	(103,037)
Hedge Operations (2)	41,705	(13,789)	2,164	382	30,462
Realization of other reserves	(96,535)	799	(5,229)	—	(100,965)
Accelerated Depreciation and Amortization	(528,502)	(18,151)	(5)	—	(546,658)
Cut Off Adjustments (sales)	16,891	4,723	950	—	22,564
Other Temporary Differences	57,287	(7,177)	4,812	(1)	54,921
Deferred taxes, net	(622,286)	(33,333)	(4,593)	635	(659,577)
	Balance at January 1, 2025	Income statement	Exchange variation	Other adjustments(3)	Balance at March 31, 2025
Tax losses and negative basis of social contribution	679,275	36,156	34,822	(191,303)	558,950
Expected credit losses on trade accounts receivable	42,304	(10,404)	1,877	—	33,777
Provisions for contingencies	94,487	(11,402)	5,638	—	88,723
Fair value adjustment	(105,836)	4,111	(4,373)	—	(106,098)
Tax credits - Foreign subsidiaries	8,798	(322)	(76)	—	8,400
Provision for Work Accident Insurance - Foreign Subsidiaries	8,964	(553)	—	—	8,411
Pension plan - Foreign subsidiaries	3,209	(441)	—	(7)	2,761
Trade accounts payable accrual	249,853	(39,378)	4,158	—	214,633
Interest Portion to be Deductible	279,572	(98,810)	1	—	180,763
Right of use assets	25,967	1,816	1,396	—	29,179
Goodwill amortization	(727,377)	44,825	(48,802)	—	(731,354)
Business combination	(465,917)	(7,709)	(2,448)	—	(476,074)
Inventory valuation	(83,507)	19,021	4,723	—	(59,763)
Hedge Operations(2)	45,961	(3,040)	3,544	(239)	46,226
Realization of other reserves	(88,113)	615	(6,896)	—	(94,394)
Accelerated depreciation and amortization	(479,922)	144,710	(1)	—	(335,213)
Cut-off Adjustment (sales)	15,274	564	1,207	—	17,045
Other temporary differences	52,895	7,262	(7,197)	146	53,106
Deferred taxes, net	(444,113)	87,021	(12,427)	(191,403)	(560,922)

(1)	Changes in deferred tax balance sheet accounts that do not directly affect profit or loss are presented in a specific column within the financial statement notes. The primary adjustment relates to deferred taxes on Cash Flow Hedge operations recorded in other comprehensive income by the subsidiary Seara Alimentos and the pension plan in the United States of America.

(2)	The hedge and hedge accounting operations are demonstrated in Note 27 - Risk management and financial instruments.

(3)	For the three-month period ended March 31, 2025, changes in deferred tax balance sheet accounts that do not directly affect profit or loss are presented in a specific column within the financial statement notes. The primary adjustment relates to the transfer of tax losses and negative base of Social Contribution on Net Income (CSLL) from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were utilized to settle a tax assessment notice related to the taxation of foreign profits (TBU) for the 2016 calendar year. The assessment was upheld by a final decision from the Administrative Council of Tax Appeals (CARF) through a casting vote, which enabled full settlement with discounts on fines and interest through the utilization of these accumulated tax losses. Additionally, adjustments include deferred taxes on bargain purchase gains from Agro Alfa and Via Rovigo, as well as Cash Flow Hedge operations recorded in other comprehensive income by the subsidiary Seara Alimentos and the pension plan in the United States of America.

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	Three-month period ended March 31,
	2026	2025
Profit before taxes	308,693	694,104
Brazilian statutory corporate tax rate	(34)%	(34)%
Expected tax expense	(104,956)	(235,995)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	(1,234)	930
Non-taxable tax benefits (4)	57,752	50,922
Difference of tax rates on taxable income from foreign subsidiaries	13,064	24,705
Profits taxed by-foreign jurisdictions (5)	(22,561)	(112,681)
Current year deferred taxes not recognized and deferred taxes recognized from prior years	(2,105)	102,172
Non-taxable interest - Foreign subsidiaries	3,300	3,118
Donations and social programs (6)	(773)	—
SELIC interest on tax credits	802	27,623
Other permanent differences	(10,392)	1,436
Current and deferred income tax benefit (expense)	(67,103)	(137,770)

Current income tax	(33,770)	(224,791)
Deferred income tax	(33,333)	87,021
	(67,103)	(137,770)
Effective income tax rate	(21.74)%	(19.85)%
(4)	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.

(5)	The income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(6)	Refers to the donations, as described in Note 26 – Expenses by nature.